Related and Interested Parties (Narratives) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 30, 2020 USD ($)	Dec. 31, 2017 USD ($) BCM	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Margin loans			As of December 31, 2022, 73 million ordinary shares have been pledged by Israel Corporation to secure certain liabilities, almost entirely comprised of margin loans with an aggregate outstanding principal amount of $150 million.
Explanation of relationships between parent and subsidiaries			Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as controlling shareholders jointly of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). Millenium holds approximately 44.44% of the share capital in Israel Corp., which holds as of December 31, 2022 approximately 43.98% of the voting rights and approximately 43.16% of the issued share capital, of the Company. To the best of Israel Corp.’s knowledge, Millenium is held by Mashat (Investments) Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 84.73% and 15.27% holding rates in the issued share capital, respectively. Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”). Ansonia is a wholly owned subsidiary of Jelany Corporation N.V., which is wholly owned by Court Investments Ltd. (“Court”). Court is wholly owned by a discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments is wholly owned by XT Holdings Ltd. (“XT Holdings”). To the best of Israel Corp.’s knowledge, ordinary shares of XT Holdings are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd. ("Lynav"), which is controlled by a discretionary trust in which Mr. Idan Ofer is the beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. Lynav also holds directly 1.25% of the issued share capital of Israel Corp. In addition, Kirby Enterprises Inc., which is to the best of Israel Corp.’s knowledge, indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the issued share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the issued share capital of Israel Corp. Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors (other than the external directors) and to exert significant influence with respect to the composition of the Company’s Board of Directors.
Name of parent entity			Israel Corporation LTD.
Payments for annual management fee			$ 1,000
New Framework Transaction [Member]
Disclosure of transactions between related parties [line items]
Term of framework transaction	3 years
Millenium Investments Elad Ltd. (“Millenium”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital				44.44%
Percentage of voting rights and issued share capital			43.98%
Percentage of issued share capital			43.16%
Mashat (Investments) Ltd. (“Mashat”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			84.73%
XT Investments Ltd. (“XT Investments”) [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital			15.27%
Lynav Holdings Ltd [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital				1.25%
Israel Corp. [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital				0.74%
Percentage of constituting voting rights of shares				50.00%
Payments for annual management fee			$ 500
Israel Corp. [Member] | New Framework Transaction [Member]
Disclosure of transactions between related parties [line items]
Amount of joint primary tier of liability cap	$ 20,000
Amount of separate tier covering liability cap	330,000
Total amount of joint liability cap and separate tier covering of liability cap	$ 350,000
Annual premium shall not exceed cap for joint primary tier and separate tier			$ 10,000
Percentage of division of premium amount paid by company			80.00%
Percentage of division of premium amount paid by parent company and others			20.00%
Percentage of premium allocation will not exceed entire transaction period			25.00%
Liability limit of directors and officers insurance policy			$ 150,000
Amount of liability comprised limit of directors and officers insurance policy			40,000
Additional coverage of liability limit of directors and officers insurance policy			$ 110,000
Israel Corp. [Member] | Mr. Idan [Member]
Disclosure of transactions between related parties [line items]
Percentage of holding of share capital				3.85%
Energean PLC [Member]
Disclosure of transactions between related parties [line items]
The company share In the end of the year, agreements for supply of natural gas		$ 1,800,000
Number of natural gas acquire | BCM		13
Period of natural gas acquire		15 years